Borrowings (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Borrowings
Balance at the beginning of the year	$ 864,225	$ 682,868
Borrowings	382,804	498,602
Payment of borrowings	(152,642)	(245,861)
Collection / (payment) of short term loans, net	10,699	(17,758)
Interests paid	(70,840)	(63,889)
Accrued interests	75,021	52,572
Cumulative translation adjustment and exchange differences, net	(146,324)	91,081
Incorporation by business combination	200	0
Inflation adjustment	36,770	(132,201)
Reclassifications and other movements	6,786	(1,189)
Balance at the end of the year	$ 1,006,699	$ 864,225